                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2001
                                                -------------------------------
                                                           1st Quarter

Check here if Amendment [ ]; Amendment Number:  ____
    This Amendment (Check only one.):  [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smith Asset Management Group, L.P.
          ------------------------------------------
Address:  200 Crescent Court
          ------------------------------------------
          Suite 850
          ------------------------------------------
          Dallas, Texas 75201
          ------------------------------------------

Form 13F File Number:  28-03459
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen S. Smith
          ------------------------------------------
Title:    CEO
          ------------------------------------------
Phone:    214-880-4601
          ------------------------------------------

Signature, Place, and Date of Signing:

/s/ Stephen S. Smith                   Dallas, Texas                05-02-01
-----------------------------   -----------------------------   ---------------
[Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number               Name

    28-____________                    ________________________________________
    [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                             ------------------------

Form 13F Information Table Entry Total:                251
                                             ------------------------

Form 13F Information Table Value Total:      $     748,100,136
                                             ------------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.     Form 13F File Number              Name

    _____   28-_____________           _____________________________________

    [Repeat as necessary.]

Item 1:                                                                              Fair Market      Shares/          Invest Disc.
Name of Issuer                                  Class                                Cusip Value       Princ.   Sole   SH/    SH/
                                                                                                       Amount          def   other
Agilent Technologies Inc.                       Common Stock - Long  00846U101           8,297.10         270   Sole
Arctic Cat Inc.                                 Common Stock - Long  039670104         259,378.13      18,950   Sole
Americredit Corp                                Common Stock - Long  03060R101      19,386,978.30     597,810   Sole
Actrade Financial Technologies                  Common Stock - Long  00507P102       3,424,568.75     149,300   Sole
Act Mfg Inc Com                                 Common Stock - Long  000973107         527,187.50      48,200   Sole
Adobe Systems                                   Common Stock - Long  00724F101         259,127.70       7,410   Sole
ADC Telecom.                                    Common Stock - Long  000886101           5,610.00         660   Sole
Archer Daniels Midl'                            Common Stock - Long  039483102      11,977,414.50     910,830   Sole
Andrx Corporation                               Common Stock - Long  034553107         434,630.00       8,870   Sole
American Eagle Outfitters                       Common Stock - Long  02553E106      10,496,912.50     365,110   Sole
Allergan, Inc.                                  Common Stock - Long  018490102         189,082.50       2,550   Sole
Amerada-Hess                                    Common Stock - Long  023551104      15,574,003.20     199,360   Sole
Allete                                          Common Stock - Long  018522102       4,154,438.00     160,900   Sole
Albany Molecular Research                       Common Stock - Long  012423109         312,900.00       8,940   Sole
AOL Time Warner                                 Common Stock - Long  00184A105         167,024.00       4,160   Sole
Anadarko Petroleum                              Common Stock - Long  032511107         413,092.40       6,580   Sole
APOLLO GROUP INC CL A                           Common Stock - Long  037604105         204,257.81       6,225   Sole
Aremissoft Corp.                                Common Stock - Long  040026106       1,873,300.00     144,100   Sole
Art Technology Group Inc.                       Common Stock - Long  04289L107          57,720.00       4,810   Sole
Arrow Electronics                               Common Stock - Long  042735100           7,006.00         310   Sole
American Standard Companies                     Common Stock - Long  029712106         386,317.80       6,540   Sole
AGL Resources Inc.                              Common Stock - Long  001204106       4,254,922.00     194,200   Sole
AVXCorp.                                        Common Stock - Long  002444107         257,691.80      14,930   Sole
Anixter International Inc.                      Common Stock - Long  035290105         331,134.00      13,740   Sole
Alza Corp. 'a'                                  Common Stock - Long  022615108         199,665.00       4,930   Sole
Boeing                                          Common Stock - Long  097023105      13,064,552.10     234,510   Sole
Burlington Coat                                 Common Stock - Long  121579106         394,000.00      20,000   Sole
Boston Communications                           Common Stock - Long  100582105         238,212.50      32,300   Sole
BEI Technologies Inc.                           Common Stock - Long  05538P104         293,687.50      18,500   Sole


Item 1:                                 Managers   Voting Authority
Name of Issuer                                     Sole      Shared    None


Agilent Technologies Inc.                                       270
Arctic Cat Inc.                                              18,950
Americredit Corp                                            597,810
Actrade Financial Technologies                              149,300
Act Mfg Inc Com                                              48,200
Adobe Systems                                                 7,410
ADC Telecom.                                                    660
Archer Daniels Midl'                                        910,830
Andrx Corporation                                             8,870
American Eagle Outfitters                                   365,110
Allergan, Inc.                                                2,550
Amerada-Hess                                                199,360
Allete                                                      160,900
Albany Molecular Research                                     8,940
AOL Time Warner                                               4,160
Anadarko Petroleum                                            6,580
APOLLO GROUP INC CL A                                         6,225
Aremissoft Corp.                                            144,100
Art Technology Group Inc.                                     4,810
Arrow Electronics                                               310
American Standard Companies                                   6,540
AGL Resources Inc.                                          194,200
AVXCorp.                                                     14,930
Anixter International Inc.                                   13,740
Alza Corp. 'a'                                                4,930
Boeing                                                      234,510
Burlington Coat                                              20,000
Boston Communications                                        32,300
BEI Technologies Inc.                                        18,500


Bell Microproducts Inc.                         Common Stock - Long  078137106         534,515.63      47,250   Sole
Bellweather Exploration Co.                     Common Stock - Long  079895207         531,496.88      62,300   Sole
Bj Wholesale                                    Common Stock - Long  05548J106         505,774.50      10,570   Sole
Berkley (w.R.)                                  Common Stock - Long  084423102       2,987,643.75      66,300   Sole
Boron, LePore & Associates                      Common Stock - Long  10001P102         246,000.00      20,500   Sole
Bellsouth Corp.                                 Common Stock - Long  079860102           9,820.80         240   Sole
Bmc Software                                    Common Stock - Long  055921100         136,310.00       6,340   Sole
Boston Private Fin'l Holdings, Inc.             Common Stock - Long  101119105         303,525.00      17,100   Sole
BSquare Corp.                                   Common Stock - Long  11776U102         363,956.25      32,900   Sole
Anheuser-Busch                                  Common Stock - Long  035229103      16,345,843.98     355,886   Sole
Brown Shoe Company                              Common Stock - Long  115736100         401,882.00      21,320   Sole
Beazer Homes Usa Inc Com                        Common Stock - Long  07556Q105         404,790.00      10,300   Sole
Citigroup Inc. Common                           Common Stock - Long  172967101           7,646.60         170   Sole
Cardinal Health Inc.                            Common Stock - Long  14149Y108           9,675.00         100   Sole
Cheesecake Factory (The)                        Common Stock - Long  163072101          85,773.13       2,330   Sole
Catapult Communications Corp.                   Common Stock - Long  149016107         390,150.00      15,300   Sole
Coastal Bancorp                                 Common Stock - Long  19041P105         258,740.63       9,650   Sole
Career Education Corporation                    Common Stock - Long  141665109         131,655.00       2,620   Sole
Cerner Corp.                                    Common Stock - Long  156782104          68,637.00       2,004   Sole
Cascade Natural Gas                             Common Stock - Long  147339105         303,215.00      14,900   Sole
Christopher & Banks                             Common Stock - Long  171046105       4,556,406.25     151,250   Sole
Checkpoint Software                             Common Stock - Long  M22465104         117,325.00       2,470   Sole
C&d Technologies Inc Com                        Common Stock - Long  124661109       3,184,212.00     115,370   Sole
Chico's Fas Inc                                 Common Stock - Long  168615102          78,750.00       2,400   Sole
Cigna Corp.                                     Common Stock - Long  125509109           8,588.80          80   Sole
Cinergy                                         Common Stock - Long  172474108      15,449,104.00     460,480   Sole
Conoco Inc. - Cl. B                             Common Stock - Long  208251405           9,887.50         350   Sole
Corinthian Colleges                             Common Stock - Long  218868107         103,442.50       2,570   Sole
Calpine Corp.                                   Common Stock - Long  131347106      18,808,552.73     341,539   Sole
Ceradyne Inc.                                   Common Stock - Long  156710105         260,771.88      31,850   Sole
Coventry Corp                                   Common Stock - Long  222862104       2,736,125.00     165,200   Sole
Cypress Semiconducto                            Common Stock - Long  232806109           6,560.10         370   Sole
Cyberoptics                                     Common Stock - Long  232517102         130,200.00      12,400   Sole
Cytyc Corp Com                                  Common Stock - Long  232946103         361,350.00      21,900   Sole
Dave & Buster's Inc.                            Common Stock - Long  23833N104         288,770.00      33,500   Sole


Bell Microproducts Inc.                                      47,250
Bellweather Exploration Co.                                  62,300
Bj Wholesale                                                 10,570
Berkley (w.R.)                                               66,300
Boron, LePore & Associates                                   20,500
Bellsouth Corp.                                                 240
Bmc Software                                                  6,340
Boston Private Fin'l Holdings, Inc.                          17,100
BSquare Corp.                                                32,900
Anheuser-Busch                                              355,886
Brown Shoe Company                                           21,320
Beazer Homes Usa Inc Com                                     10,300
Citigroup Inc. Common                                           170
Cardinal Health Inc.                                            100
Cheesecake Factory (The)                                      2,330
Catapult Communications Corp.                                15,300
Coastal Bancorp                                               9,650
Career Education Corporation                                  2,620
Cerner Corp.                                                  2,004
Cascade Natural Gas                                          14,900
Christopher & Banks                                         151,250
Checkpoint Software                                           2,470
C&d Technologies Inc Com                                    115,370
Chico's Fas Inc                                               2,400
Cigna Corp.                                                      80
Cinergy                                                     460,480
Conoco Inc. - Cl. B                                             350
Corinthian Colleges                                           2,570
Calpine Corp.                                               341,539
Ceradyne Inc.                                                31,850
Coventry Corp                                               165,200
Cypress Semiconducto                                            370
Cyberoptics                                                  12,400
Cytyc Corp Com                                               21,900
Dave & Buster's Inc.                                         33,500


Datum Inc.                                      Common Stock - Long  238208102         226,525.00      16,400   Sole
Dress Barn                                      Common Stock - Long  261570105         430,078.13      18,350   Sole
Quest Diagnostics Inc.                          Common Stock - Long  74834L100         748,285.40       8,420   Sole
D R Horton                                      Common Stock - Long  23331A109       4,742,253.00     224,220   Sole
Dianon Systems                                  Common Stock - Long  252826102         448,125.00      15,000   Sole
Dow Jones & Co.                                 Common Stock - Long  260561105           8,376.00         160   Sole
Doral Financial Corp.                           Common Stock - Long  25811P100       1,920,000.00      64,000   Sole
Dover Corp.                                     Common Stock - Long  260003108           8,601.60         240   Sole
Darden Restaurants                              Common Stock - Long  237194105         320,150.00      13,480   Sole
DRS Technologies Inc.                           Common Stock - Long  23330X100         522,568.00      33,200   Sole
Dst Systems, Inc.                               Common Stock - Long  233326107         364,316.40       7,560   Sole
Devon Energy Corp. - New                        Common Stock - Long  25179M103      12,231,894.00     210,170   Sole
Brinker Int'l                                   Common Stock - Long  109641100         412,788.90      14,790   Sole
Emc Corp.                                       Common Stock - Long  268648102           5,880.00         200   Sole
Esco Electronics Corp                           Common Stock - Long  296315104         633,984.00      25,400   Sole
Esterline Technologies                          Common Stock - Long  297425100       2,168,475.00      99,700   Sole
East West Bancorp                               Common Stock - Long  27579R104       4,067,525.00     211,300   Sole
Exelon Corp.                                    Common Stock - Long  30161N101      12,434,480.00     189,550   Sole
Expeditors Intl Wash                            Common Stock - Long  302130109      13,052,720.63     258,790   Sole
Ford Motor                                      Common Stock - Long  345370860           9,842.00         350   Sole
Fleet Boston Financial Corp.                    Common Stock - Long  339030108           8,682.50         230   Sole
First Data Corp                                 Common Stock - Long  319963104         240,631.30       4,030   Sole
Federated Investors                             Common Stock - Long  314211103         518,805.00      18,300   Sole
Federal National Mortgage Association           Common Stock - Long  313586109      14,011,271.60     176,021   Sole
Forest Labs.                                    Common Stock - Long  345838106         854,833.20      14,430   Sole
Gadzooks Inc Com                                Common Stock - Long  362553109         649,000.00      29,500   Sole
Greater Bay Bancorp                             Common Stock - Long  391648102       3,788,200.00     150,400   Sole
Genesco Inc.                                    Common Stock - Long  371532102       6,009,916.00     219,340   Sole
General Dynamics                                Common Stock - Long  369550108      13,958,583.42     222,483   Sole
Golden West Fin'l                               Common Stock - Long  381317106         488,048.00       7,520   Sole
Genzyme Corp                                    Common Stock - Long  372917104           9,936.30         110   Sole
Getty Images Inc. New                           Common Stock - Long  374276103         185,921.25      11,530   Sole
Green Mountain Coffee Inc.                      Common Stock - Long  393122106         400,725.00      23,400   Sole
Harley Davidson                                 Common Stock - Long  412822108      12,925,997.70     340,606   Sole
Harleysville Gp                                 Common Stock - Long  412824104       1,482,125.00      66,800   Sole


Datum Inc.                                                    16,400
Dress Barn                                                    18,350
Quest Diagnostics Inc.                                         8,420
D R Horton                                                   224,220
Dianon Systems                                                15,000
Dow Jones & Co.                                                  160
Doral Financial Corp.                                         64,000
Dover Corp.                                                      240
Darden Restaurants                                            13,480
DRS Technologies Inc.                                         33,200
Dst Systems, Inc.                                              7,560
Devon Energy Corp. - New                                     210,170
Brinker Int'l                                                 14,790
Emc Corp.                                                        200
Esco Electronics Corp                                         25,400
Esterline Technologies                                        99,700
East West Bancorp                                            211,300
Exelon Corp.                                                 189,550
Expeditors Intl Wash                                         258,790
Ford Motor                                                       350
Fleet Boston Financial Corp.                                     230
First Data Corp                                                4,030
Federated Investors                                           18,300
Federal National Mortgage Association                        176,021
Forest Labs.                                                  14,430
Gadzooks Inc Com                                              29,500
Greater Bay Bancorp                                          150,400
Genesco Inc.                                                 219,340
General Dynamics                                             222,483
Golden West Fin'l                                              7,520
Genzyme Corp                                                     110
Getty Images Inc. New                                         11,530
Green Mountain Coffee Inc.                                    23,400
Harley Davidson                                              340,606
Harleysville Gp                                               66,800


HI/FN Inc.                                      Common Stock - Long  428358105         324,368.00      19,400   Sole
Health Net Inc.                                 Common Stock - Long  42222G108           8,862.30         430   Sole
Homestore.Com Inc.                              Common Stock - Long  437852106         406,600.00      17,120   Sole
Hot Topic, Inc.                                 Common Stock - Long  441339108         626,920.00      22,390   Sole
Hovnanian Enterpr.                              Common Stock - Long  442487203         376,494.00      26,200   Sole
Helmerich & Payne                               Common Stock - Long  423452101      13,436,260.00     290,200   Sole
Harris Corp.                                    Common Stock - Long  413875105           8,415.00         340   Sole
HS Resources                                    Common Stock - Long  404297103         306,000.00       6,800   Sole
Henry Schein, Inc.                              Common Stock - Long  806407102       5,364,765.00     145,980   Sole
Integra Lifesciences Hilding Corp.              Common Stock - Long  457985208         260,918.75      19,150   Sole
Integrated Device                               Common Stock - Long  458118106           6,218.10         210   Sole
Int'l Game Tech.                                Common Stock - Long  459902102      14,441,638.75     286,825   Sole
Inverness Medical Technolgy                     Common Stock - Long  461268104         328,230.00      12,600   Sole
Illinois Tool Works                             Common Stock - Long  452308109           8,526.00         150   Sole
Ivax Corp.                                      Common Stock - Long  465823102      13,674,685.50     434,117   Sole
Jack In The Box, Inc.                           Common Stock - Long  466367109       4,429,006.00     147,880   Sole
Jds Uniphase Corp.                              Common Stock - Long  46612J101           5,531.25         300   Sole
J. Jill Group Inc.                              Common Stock - Long  466189107         316,750.00      18,100   Sole
Jefferson-Pilot Corp                            Common Stock - Long  475070108      14,981,082.63     220,667   Sole
Kenneth Cole Productions - A                    Common Stock - Long  193294105         428,641.00      17,180   Sole
Keithley Imstruments Inc.                       Common Stock - Long  487584104         659,340.00      40,700   Sole
Kemet Corporation                               Common Stock - Long  488360108           7,284.20         430   Sole
King Pharmaceuticals                            Common Stock - Long  495582108      13,551,412.50     332,550   Sole
Kimberly-Clark                                  Common Stock - Long  494368103          10,852.80         160   Sole
Kerr-Mcgee Corp.                                Common Stock - Long  492386107      14,860,477.50     228,975   Sole
Key Production Company Inc.                     Common Stock - Long  493138101       1,618,500.00      78,000   Sole
Mbna Corp                                       Common Stock - Long  55262L100      13,898,028.00     419,880   Sole
Knight-Ridder                                   Common Stock - Long  499040103         305,072.80       5,680   Sole
Kohls Corp.                                     Common Stock - Long  500255104      14,399,988.25     233,425   Sole
K-Swiss Inc                                     Common Stock - Long  482686102         461,250.00      18,000   Sole
Quicksilver Resources Inc.                      Common Stock - Long  74837R104         330,175.00      28,100   Sole
Lehman Brothers Holdings Inc.                   Common Stock - Long  524908100         533,577.00       8,510   Sole
Labratory Corporation of American Holdings      Common Stock - Long  50540R409         894,660.00       7,440   Sole
L3 Communications                               Common Stock - Long  502424104         439,751.50       5,570   Sole
Lincoln Nat'l Corp.                             Common Stock - Long  534187109           9,343.40         220   Sole


HI/FN Inc.                                                          19,400
Health Net Inc.                                                        430
Homestore.Com Inc.                                                  17,120
Hot Topic, Inc.                                                     22,390
Hovnanian Enterpr.                                                  26,200
Helmerich & Payne                                                  290,200
Harris Corp.                                                           340
HS Resources                                                         6,800
Henry Schein, Inc.                                                 145,980
Integra Lifesciences Hilding Corp.                                  19,150
Integrated Device                                                      210
Int'l Game Tech.                                                   286,825
Inverness Medical Technolgy                                         12,600
Illinois Tool Works                                                    150
Ivax Corp.                                                         434,117
Jack In The Box, Inc.                                              147,880
Jds Uniphase Corp.                                                     300
J. Jill Group Inc.                                                  18,100
Jefferson-Pilot Corp                                               220,667
Kenneth Cole Productions - A                                        17,180
Keithley Imstruments Inc.                                           40,700
Kemet Corporation                                                      430
King Pharmaceuticals                                               332,550
Kimberly-Clark                                                         160
Kerr-Mcgee Corp.                                                   228,975
Key Production Company Inc.                                         78,000
Mbna Corp                                                          419,880
Knight-Ridder                                                        5,680
Kohls Corp.                                                        233,425
K-Swiss Inc                                                         18,000
Quicksilver Resources Inc.                                          28,100
Lehman Brothers Holdings Inc.                                        8,510
Labratory Corporation of American Holdings                           7,440
L3 Communications                                                    5,570
Lincoln Nat'l Corp.                                                    220


Lowe's Cos.                                     Common Stock - Long  548661107          11,690.00         200   Sole
Lifepoint Hospitals, Inc.                       Common Stock - Long  53219L109          99,385.00       2,780   Sole
Lightbridge Inc.                                Common Stock - Long  532226107         345,412.50      30,200   Sole
Southwest Airlines                              Common Stock - Long  844741108      12,902,776.75     726,917   Sole
Mcnaughton Apparel Group Inc.                   Common Stock - Long  582524104         279,881.25      17,700   Sole
St. Mary Land & Exploration                     Common Stock - Long  792228108         211,575.00       9,100   Sole
Maxwell Shoe Company                            Common Stock - Long  577766108         289,462.50      18,600   Sole
McData Corp. Cl A                               Common Stock - Long  580031201             132.13           7   Sole
M D C Hldgs Inc Com                             Common Stock - Long  552676108       3,586,162.25      91,135   Sole
Merrill Lynch & Co.                             Common Stock - Long  590188108      11,955,320.00     215,800   Sole
Merix Corp.                                     Common Stock - Long  590049102         726,968.75      54,100   Sole
MGM Mirage                                      Common Stock - Long  552953101         273,590.00      10,900   Sole
M/I Schottenstein Home                          Common Stock - Long  55305B101         250,320.00       8,400   Sole
Magnum Hunter Resources Inc.                    Common Stock - Long  55972F203         548,725.00      46,700   Sole
Millipore Corp.                                 Common Stock - Long  601073109      10,583,640.36     228,786   Sole
Mid Atlantic Medical Supplies                   Common Stock - Long  59523C107       4,315,780.00     212,600   Sole
Minnesota Mining & Manufacturing Co.            Common Stock - Long  604059105          10,390.00         100   Sole
Moog Inc. 'a'                                   Common Stock - Long  615394202         298,200.00       8,400   Sole
Morton's Restaurant Group Inc.                  Common Stock - Long  619429103         202,910.00      10,300   Sole
Microsemi Corp.                                 Common Stock - Long  595137100       2,912,000.00     104,000   Sole
Measurement Specialties, Inc.                   Common Stock - Long  583421102         486,013.00      25,300   Sole
Mgic Invt Corp Wis                              Common Stock - Long  552848103          11,631.40         170   Sole
Mens Wearhouse Inc                              Common Stock - Long  587118100         337,727.00      15,650   Sole
Morgan Stanley Dean Witter                      Common Stock - Long  617446448           2,140.00          40   Sole
Metris Corp.                                    Common Stock - Long  591598107         216,319.80      10,410   Sole
Insight Enterprises Com                         Common Stock - Long  45765U103         433,062.50      20,500   Sole
Nvr Inc.                                        Common Stock - Long  62944T105       6,001,660.00      36,820   Sole
Oxford Health Plans                             Common Stock - Long  691471106      16,243,322.25     607,227   Sole
Offshore Logistics                              Common Stock - Long  676255102       3,324,875.00     134,000   Sole
Oakley, Inc.                                    Common Stock - Long  673662102         554,424.00      31,200   Sole
Orbotech Ltd.                                   Common Stock - Long  M75253100       1,848,840.00      59,520   Sole
Old Republic Intl Corp                          Common Stock - Long  680223104           9,656.00         340   Sole
Paychex Inc.                                    Common Stock - Long  704326107      11,282,195.63     304,410   Sole
Pepsi Bottling Group Inc.                       Common Stock - Long  713409100      14,765,668.68     388,468   Sole
Penn National Gaming                            Common Stock - Long  707569109         240,000.00      19,200   Sole


Lowe's Cos.                                                     200
Lifepoint Hospitals, Inc.                                     2,780
Lightbridge Inc.                                             30,200
Southwest Airlines                                          726,917
Mcnaughton Apparel Group Inc.                                17,700
St. Mary Land & Exploration                                   9,100
Maxwell Shoe Company                                         18,600
McData Corp. Cl A                                                 7
M D C Hldgs Inc Com                                          91,135
Merrill Lynch & Co.                                         215,800
Merix Corp.                                                  54,100
MGM Mirage                                                   10,900
M/I Schottenstein Home                                        8,400
Magnum Hunter Resources Inc.                                 46,700
Millipore Corp.                                             228,786
Mid Atlantic Medical Supplies                               212,600
Minnesota Mining & Manufacturing Co.                            100
Moog Inc. 'a'                                                 8,400
Morton's Restaurant Group Inc.                               10,300
Microsemi Corp.                                             104,000
Measurement Specialties, Inc.                                25,300
Mgic Invt Corp Wis                                              170
Mens Wearhouse Inc                                           15,650
Morgan Stanley Dean Witter                                       40
Metris Corp.                                                 10,410
Insight Enterprises Com                                      20,500
Nvr Inc.                                                     36,820
Oxford Health Plans                                         607,227
Offshore Logistics                                          134,000
Oakley, Inc.                                                 31,200
Orbotech Ltd.                                                59,520
Old Republic Intl Corp                                          340
Paychex Inc.                                                304,410
Pepsi Bottling Group Inc.                                   388,468
Penn National Gaming                                         19,200


P. F. Changs China Bistro Inc.                  Common Stock - Long  69333Y108         523,250.00      14,950   Sole
Progressive (ohio)                              Common Stock - Long  743315103      12,090,683.10     124,582   Sole
Pulte Corp.                                     Common Stock - Long  745867101       5,226,629.40     129,340   Sole
Pacificare Health Systems, Inc.                 Common Stock - Long  695112102       2,432,775.00      97,800   Sole
Pier 1 Imports                                  Common Stock - Long  720279108         850,330.00      65,410   Sole
Park Electrochemical                            Common Stock - Long  700416209       1,371,820.00      60,700   Sole
Planar Systems Inc.                             Common Stock - Long  726900103       1,627,537.50     127,650   Sole
Public Serv. (n.Mex.                            Common Stock - Long  744499104       3,994,677.00     137,700   Sole
Penn Engineering & Manufacturing                Common Stock - Long  707389300         251,225.00       6,500   Sole
Patina Oil & Gas Corp.                          Common Stock - Long  703224105       5,349,345.00     200,350   Sole
SCP Pool Corp Com                               Common Stock - Long  784028102         531,375.00      16,350   Sole
Pharmaceutical Prod Com                         Common Stock - Long  717124101         307,512.50       7,300   Sole
PPL Corporation                                 Common Stock - Long  69351T106      14,924,200.20     339,495   Sole
Pogo Producing                                  Common Stock - Long  730448107       2,782,793.00      94,300   Sole
Penn Virginia Corp.                             Common Stock - Long  707882106         637,659.00      17,100   Sole
Providian                                       Common Stock - Long  74406A102           8,338.50         170   Sole
Quanta Services                                 Common Stock - Long  74762E102         233,467.20      10,460   Sole
Qwest Communications                            Common Stock - Long  749121109      11,837,086.00     337,720   Sole
Rare Hospitality Intl Com                       Common Stock - Long  753820109       4,819,531.25     193,750   Sole
Rational Software Corp. Com New                 Common Stock - Long  75409P202       4,589,493.25     258,563   Sole
Reebok Int'l                                    Common Stock - Long  758110100         438,779.00      17,650   Sole
Rent-A-Center                                   Common Stock - Long  76009N100       5,443,593.75     118,500   Sole
Reader's Digest                                 Common Stock - Long  755267101           7,969.20         290   Sole
Regeneron Pharmaceut                            Common Stock - Long  75886F107         214,775.00       9,680   Sole
Richardson Electr.                              Common Stock - Long  763165107         509,737.50      39,400   Sole
Ruby Tuesday Inc.                               Common Stock - Long  781182100       3,233,689.00     164,900   Sole
Rightchoice Managed Care                        Common Stock - Long  76657T102         210,490.00       6,200   Sole
Russell Corp.                                   Common Stock - Long  782352108         418,132.00      22,360   Sole
Renaissance Holdings                            Common Stock - Long  G7496G103       3,535,505.00      50,500   Sole
Remington Oil & Gas Corp.                       Common Stock - Long  759594302         526,256.25      38,100   Sole
Range Resources Corp.                           Common Stock - Long  75281A109         299,750.00      54,500   Sole
Rex Stores Corp.                                Common Stock - Long  761624105         268,000.00      13,400   Sole
Sanmina Corp.                                   Common Stock - Long  800907107       6,469,612.19     330,715   Sole
Scottish Annuity Fund                           Common Stock - Long  G7885T104         508,875.00      35,400   Sole
Scansource Inc.                                 Common Stock - Long  806037107         333,200.00       9,800   Sole


P. F. Changs China Bistro Inc.                               14,950
Progressive (ohio)                                          124,582
Pulte Corp.                                                 129,340
Pacificare Health Systems, Inc.                              97,800
Pier 1 Imports                                               65,410
Park Electrochemical                                         60,700
Planar Systems Inc.                                         127,650
Public Serv. (n.Mex.                                        137,700
Penn Engineering & Manufacturing                              6,500
Patina Oil & Gas Corp.                                      200,350
SCP Pool Corp Com                                            16,350
Pharmaceutical Prod Com                                       7,300
PPL Corporation                                             339,495
Pogo Producing                                               94,300
Penn Virginia Corp.                                          17,100
Providian                                                       170
Quanta Services                                              10,460
Qwest Communications                                        337,720
Rare Hospitality Intl Com                                   193,750
Rational Software Corp. Com New                             258,563
Reebok Int'l                                                 17,650
Rent-A-Center                                               118,500
Reader's Digest                                                 290
Regeneron Pharmaceut                                          9,680
Richardson Electr.                                           39,400
Ruby Tuesday Inc.                                           164,900
Rightchoice Managed Care                                      6,200
Russell Corp.                                                22,360
Renaissance Holdings                                         50,500
Remington Oil & Gas Corp.                                    38,100
Range Resources Corp.                                        54,500
Rex Stores Corp.                                             13,400
Sanmina Corp.                                               330,715
Scottish Annuity Fund                                        35,400
Scansource Inc.                                               9,800


Sungard Data Systems                            Common Stock - Long  867363103      13,146,379.20     267,040   Sole
Siebel Systems Inc.                             Common Stock - Long  826170102          74,800.00       2,750   Sole
Sei Corp                                        Common Stock - Long  784117103         304,390.00       9,760   Sole
Scientific Atlanta                              Common Stock - Long  808655104       9,626,213.45     231,455   Sole
Stone Energy Corp Com                           Common Stock - Long  861642106       3,128,645.00      63,500   Sole
Shuffle Master Inc.                             Common Stock - Long  825549108         613,315.63      24,350   Sole
Skechers USA Inc.                               Common Stock - Long  830566105         549,600.00      22,900   Sole
USA Education Inc.                              Common Stock - Long  90390U102      15,196,563.75     209,175   Sole
Anchor Gaming                                   Common Stock - Long  033037102       4,042,500.00      66,000   Sole
Synopsys Inc                                    Common Stock - Long  871607107         140,812.50       3,000   Sole
Steiner Leisure Ltd Ord                         Common Stock - Long  P8744Y102         317,243.75      19,300   Sole
Constellation Brands Inc.                       Common Stock - Long  21036P108       3,898,177.50      54,330   Sole
Sybase Inc                                      Common Stock - Long  871130100       9,981,814.00     643,988   Sole
Symantec Corp.                                  Common Stock - Long  871503108         331,573.13       7,930   Sole
Symmetricom Inc Com                             Common Stock - Long  871543104         377,087.50      31,100   Sole
Tasty Baking Co.                                Common Stock - Long  876553306         249,600.00      15,600   Sole
Tycom Ltd.                                      Common Stock - Long  G9144B106          78,347.70       5,958   Sole
Tektronix, Inc.                                 Common Stock - Long  879131100         149,276.30       5,470   Sole
Trigon Healthcare, Inc.                         Common Stock - Long  89618L100       1,043,905.00      20,270   Sole
Tenet Healthcare Corp.                          Common Stock - Long  88033G100      13,970,000.00     317,500   Sole
Titanium Metals Corp.                           Common Stock - Long  888339108         264,260.00      29,200   Sole
Teekay Shipping Corp.                           Common Stock - Long  Y8564W103       4,795,056.00     112,560   Sole
Talbot's Inc                                    Common Stock - Long  874161102       5,190,631.20     122,190   Sole
Tollgrade Communications Inc.                   Common Stock - Long  889542106         816,275.00      31,700   Sole
Brown (tom), Inc.                               Common Stock - Long  115660201       2,481,600.00      75,200   Sole
Toll Brothers                                   Common Stock - Long  889478103       4,196,500.00     109,000   Sole
3Tec Energy Corporation                         Common Stock - Long  88575R308         501,812.50      31,000   Sole
Tetra Technologies In.                          Common Stock - Long  88162F105         479,925.00      23,700   Sole
TTI Team Telecom Int'l Ltd.                     Common Stock - Long  M88258104         299,625.00      23,500   Sole
TXU Corporation                                 Common Stock - Long  873168108          10,743.20         260   Sole
UCBH Holdings Inc.                              Common Stock - Long  90262T308         508,784.38      10,450   Sole
Universal Electronics, Inc.                     Common Stock - Long  913483103         237,600.00      14,400   Sole
Ultimate Electronics                            Common Stock - Long  903849107         302,500.00      12,100   Sole
Unitedhealth Group Inc.                         Common Stock - Long  91324P102      15,562,624.16     262,616   Sole
United Technologies                             Common Stock - Long  913017109           9,529.00         130   Sole


Sungard Data Systems                                        267,040
Siebel Systems Inc.                                           2,750
Sei Corp                                                      9,760
Scientific Atlanta                                          231,455
Stone Energy Corp Com                                        63,500
Shuffle Master Inc.                                          24,350
Skechers USA Inc.                                            22,900
USA Education Inc.                                          209,175
Anchor Gaming                                                66,000
Synopsys Inc                                                  3,000
Steiner Leisure Ltd Ord                                      19,300
Constellation Brands Inc.                                    54,330
Sybase Inc                                                  643,988
Symantec Corp.                                                7,930
Symmetricom Inc Com                                          31,100
Tasty Baking Co.                                             15,600
Tycom Ltd.                                                    5,958
Tektronix, Inc.                                               5,470
Trigon Healthcare, Inc.                                      20,270
Tenet Healthcare Corp.                                      317,500
Titanium Metals Corp.                                        29,200
Teekay Shipping Corp.                                       112,560
Talbot's Inc                                                122,190
Tollgrade Communications Inc.                                31,700
Brown (tom), Inc.                                            75,200
Toll Brothers                                               109,000
3Tec Energy Corporation                                      31,000
Tetra Technologies In.                                       23,700
TTI Team Telecom Int'l Ltd.                                  23,500
TXU Corporation                                                 260
UCBH Holdings Inc.                                           10,450
Universal Electronics, Inc.                                  14,400
Ultimate Electronics                                         12,100
Unitedhealth Group Inc.                                     262,616
United Technologies                                             130


Varian Inc.                                     Common Stock - Long  922206107       2,379,868.75      93,100   Sole
Vintage Petroleum In                            Common Stock - Long  927460105       4,879,726.50     239,790   Sole
Verisign, Inc.                                  Common Stock - Long  92343E102         110,210.63       3,110   Sole
Veritas Software Corp                           Common Stock - Long  923436109         109,588.80       2,370   Sole
Verity Inc.                                     Common Stock - Long  92343C106       3,244,312.50     143,000   Sole
Vitesse Semiconducto                            Common Stock - Long  928497106          78,819.38       3,310   Sole
Webb (del) Corp.                                Common Stock - Long  947423109       3,034,380.00      98,200   Sole
White Electronic Designs                        Common Stock - Long  963801105         200,550.00      38,200   Sole
Wilsons - The Leather Experts                   Common Stock - Long  972463103       1,444,937.50      75,800   Sole
Washington Mut Inc Com                          Common Stock - Long  939322103      15,282,367.50     279,130   Sole
Wet Seal Inc 'a'                                Common Stock - Long  961840105         367,718.75      14,350   Sole
Exxon Mobil Corp.                               Common Stock - Long  30231G102           9,720.00         120   Sole
Venator Group Inc.                              Common Stock - Long  922944103         420,900.00      30,500   Sole


Varian Inc.                                                  93,100
Vintage Petroleum In                                        239,790
Verisign, Inc.                                                3,110
Veritas Software Corp                                         2,370
Verity Inc.                                                 143,000
Vitesse Semiconducto                                          3,310
Webb (del) Corp.                                             98,200
White Electronic Designs                                     38,200
Wilsons - The Leather Experts                                75,800
Washington Mut Inc Com                                      279,130
Wet Seal Inc 'a'                                             14,350
Exxon Mobil Corp.                                               120
Venator Group Inc.                                           30,500